Direxion Zacks MLP High Income Index Shares
Direxion Zacks MLP High Income Index Shares

DIREXION SHARES ETF TRUST

DIREXION ZACKS MLP HIGH INCOME INDEX SHARES (ZMLP)

Supplement dated September 29, 2017 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) each dated February 28, 2017, as last supplemented

Effective October 1, 2017, the Management Fee for the Direxion Zacks MLP High Income Index Shares (the “Fund”), a series of the Direxion Shares ETF Trust (the ‘Trust”), will be reduced from 0.60% to 0.50% of average daily net assets.

In accordance with this change, as of October 1, 2017, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the summary section of the Fund’s Prospectus under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Direxion Zacks MLP High Income Index Shares Direxion Zacks MLP High Income Index Shares	[1]
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.39%
Current/Deferred Income Tax Expense	1.76%
Total Annual Fund Operating Expenses	2.65%
Expense Cap/Reimbursement	(0.24%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	2.41%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter ''C'' corporation. As a ''C'' corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended October 31, 2016, the Fund had net operating losses of $11,139,222 and accrued $875,866 in net current income tax expense and $121,752 in net deferred income tax expense primarily related to realized gains on investments
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.65% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of these percentage limitations and any percentage limitation then in effect. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Direxion Zacks MLP High Income Index Shares | Direxion Zacks MLP High Income Index Shares | USD ($)	244	801	1,384	2,966

For more information, please contact the Fund at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.